Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss for the year	$ (41,907,079)	$ (22,639,272)
Items not involving cash:
Amortization	32,555	29,041
Stock based compensation	1,651,119	1,505,625
Other share compensation		66,234
Warrant liability-fair value adjustment	(19,800,645)	(17,095,220)
Warrant liability-foreign exchange adjustment	17,687	(984,462)
Non-cash issuance costs	744,501
Changes in non-cash working capital items:
Amounts receivable, prepaid expenses and deposits	8,336,486	(6,508,259)
Accounts payable and accrued liabilities	4,965,008	4,229,536
Cash used in operating activities	(45,960,368)	(41,396,777)
Financing activities:
Net proceeds from issuance of common shares and warrants	35,766,754	27,158,114
Repayment of lease liabilities	(5,100)
Cash provided by financing activities	35,761,654	27,158,114
Investing Activities:
Cost of Patents	(458,037)	(420,587)
Cash used in investing activities	(458,037)	(420,587)
Decrease in cash and cash equivalents	(10,656,751)	(14,659,250)
Cash and cash equivalents, beginning of the year	11,471,243	26,130,493
Cash and cash equivalents, end of the year	814,492	11,471,243
Cash and cash equivalents comprise:
Cash	141,768	100,130
Cash equivalents	672,724	11,371,113
Cash and cash equivalents, end of the year	$ 814,492	$ 11,471,243